NATURE AND CONTINUANCE OF OPERATIONS (Details)	Aug. 09, 2018 $ / shares shares	Aug. 09, 2018 $ / shares shares
Leading Brands Inc [Member]
Statements Line Items [Line Items]
Number of common share issued	1,848,980	1,848,980
Number of common shares outstanding	1,848,980	1,848,980
Conversion price per share | $ / shares	$ 0.5741	$ 0.5741
Liquid Media Group Canada Ltd [Member]
Statements Line Items [Line Items]
Issuance of common stock	1,288,497	1,288,497
Percentage of common shares issued and outstanding		69.69%